Leases (Tables)	12 Months Ended
Mar. 31, 2023
Lessee Disclosure [Abstract]
Summary of components of operating lease cost

Components of operating lease cost are as follows:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Operating lease cost	6,812	10,982	10,802
Variable lease cost	47	837	672
Total operating lease cost	6,859	11,819	11,474

Summary of future lease payments under operating leases	Future lease payments under operating leases as of March 31, 2023 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2024	6,931
2025	5,707
2026	4,736
2027	4,110
2028	3,524
Thereafter	17,717
42,725
Less: imputed interest	(8,510)
Total operating lease liabilities (Note 19)	34,215